Subsequent Events (Details) - Forecast [Member] $ / shares in Units, $ in Millions	Dec. 31, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Aggregate gross proceeds | $	$ 1.4
IPO [Member]
Subsequent Events [Line Items]
Share Price | $ / shares	$ 1.6
Ordinary Shares [Member] | IPO [Member]
Subsequent Events [Line Items]
Warrants to purchase | shares	889,359